Fiduciary activities and management of funds	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Fiduciary activities and management of funds
31.	Fiduciary activities and management of funds
The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held as trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible for poor yielding of the assets under its management.
As of December 31, 2023 and 2022, the value of the managed off-balance sheet financial assets is as follows:

	2023	2022
	S/(000)	S/(000)
Investment funds	17,829,262	16,821,566
Mutual funds	5,352,241	4,495,832

Total	23,181,503	21,317,398